Note 6 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
6.    GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled $4,559,000 at the years ended December 31, 2012, and 2011.  Core deposit intangible gross carrying amount was $195,000 and $235,000 for the years ended December 31, 2012, and 2011.  Core deposit accumulated amortization was $200,000 and $160,000 for the years ended December 31, 2012, and 2011.

Core deposit intangible assets are amortized on a straight-line basis over their estimated lives of ten years.  Amortization expense totaled $40,000 in 2012, 2011, and 2010.  The estimated aggregate future amortization expense for core deposit intangible assets as of December 31, 2012, is as follows (in thousands):

2013	$40,000
2014	40,000
2015	40,000
2016	40,000
Thereafter	35,000
Total	$195,000